Supplemental Cash Flow Disclosures - Summary of Changes in Non-cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash provided by (used in):
Accounts receivable	$ 15,096	$ (5,815)
Biological assets	(4,888)	533
Inventory	(17,411)	4,243
Prepaid expenses and deposits	(3,515)	5,782
Assets held for sale	2,081
Investments	692	918
Right of use assets	(3,450)	(17,510)
Property, plant and equipment	(97)	38
Accounts payable and accrued liabilities	(20,809)	(27,864)
Lease liabilities	3,496	19,296
Changes in non cash working capital	(28,805)	(20,379)
Changes in non-cash working capital relating to:
Operating	(32,875)	(22,073)
Investing	4,028	74
Financing	42	1,620
Changes in non cash working capital	$ (28,805)	$ (20,379)